Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2025	Dec. 31, 2024		Sep. 30, 2024		Sep. 30, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 4,462,916	$ 6,897,697		$ 373		$ 7,849
Other current assets	72,817	107,648		244,086		7,851
Current assets from discontinued operations	2,127,120	1,089,052		721,250		2,912,708
TOTAL CURRENT ASSETS	8,462,853	9,094,397		965,709		2,928,408
NON-CURRENT ASSETS:
Right-of-use asset, operating lease	117,406
Fixed assets, net	9,922
Investment						391,217
Other assets from discontinued operations	11,646	14,887		19,290		33,000
TOTAL NON-CURRENT ASSETS	138,974	14,887		19,290		424,217
TOTAL ASSETS	8,601,827	9,109,284		984,999		3,352,625
CURRENT LIABILITIES:
Accounts payable	18,341	69,600
Operating lease liability, current portion	51,214
Convertible notes payable, net	831,623	706,354	[1]	818,009	[1]		[1]
Note payable, net	74,600	64,399		54,198
Due to affiliates	45,078	42,471		42,471		1,255,820
Accrued expenses and other current liabilities	916,949	1,167,315		1,444,143		524,809
Stock purchase warrant liabilities	57,436,424	164,770,525
Derivative liability	280,340	847,753
Current liabilities from discontinued operations	4,435,236	3,162,509		3,083,956		7,342,836
TOTAL CURRENT LIABILITIES	64,709,245	171,450,366		7,070,071		9,123,465
NON-CURRENT LIABILITIES:
Operating lease liability, net of current portion	66,192
Non-current liabilities from discontinued operations	17,906	17,368		28,836		151,827
TOTAL NON-CURRENT LIABILITIES	1,109,598	1,009,027		1,012,641		422,390
TOTAL LIABILITIES	65,818,843	172,459,393		8,082,712		9,545,855
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ DEFICIT:
Preferred stock value			[2]		[2]		[2]
Common stock value	501	493	[2]	209	[2]	126	[2]
Additional paid-in capital	40,993,300	37,759,589	[2]	33,334,725	[2]	25,543,929	[2]
Accumulated deficit	(98,117,604)	(201,075,743)	[2]	(40,287,764)	[2]	(31,769,244)	[2]
Accumulated other comprehensive (loss) income	(93,213)	(34,448)	[2]	(144,883)	[2]	31,959	[2]
TOTAL STOCKHOLDERS’ DEFICIT	(57,217,016)	(163,350,109)	[2]	(7,097,713)	[2]	(6,193,230)	[2]
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	8,601,827	9,109,284		984,999		3,352,625
Related Party
CURRENT ASSETS:
Advances - related party	1,800,000	1,000,000
CURRENT LIABILITIES:
Loans payable - related parties, current	619,440	619,440		1,627,294
NON-CURRENT LIABILITIES:
Loan payable - related parties, net of current portion	947,548	947,548
Loans payable - related parties, net of current portion		947,548		939,694		270,000
Interest payable - related parties, net of current portion	$ 77,952	$ 44,111		$ 44,111		$ 563

[1]	Retroactively restated to include the Additional September 2024 Notes as described in Note 9.
[2]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.